United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519
(Investment Company Act File Number)

FEDERATED HERMES CORE TRUST
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-10-31

Date of Reporting Period: 2025-10-31

Item 1.	Reports to Stockholders

Emerging Markets Core Fund

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Core Trust

This annual shareholder report contains important information about the Emerging Markets Core Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Core Fund	$6	0.06%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg Emerging Markets Seasoned ex. Aggregate/Eurodollar Index (the “Index’’) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment grade debt market. The Fund seeks to achieve a total return on its assets with a secondary investment objective to achieve a high level of income by investing primarily in emerging markets fixed-income investments.

Top Contributors to Performance

  Fund asset allocation in the Middle East driven by Egypt, including external dollar and local denominated debt, was the largest contributor to performance relative to the Index.

  Security selection both in overweight positions in outperformers and underweight positions in laggards contributed to positive relative performance from Asia.

  Periodic shifting from overweight to underweight positions in Argentina throughout a heavy news flow year contributed to relative performance.

  Sovereign security selection versus the Index contributed to relative Fund performance.

  Underweight allocations to distressed Brazilian corporate securities were accretive to performance.

Top Detractors from Performance

  Yield curve selection within the Colombian sovereign yield curve detracted from relative Fund performance.

  Yield curve selection in the Pemex yield curve detracted from performance relative to the Index.

Annual Shareholder Report

Emerging Markets Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Emerging Markets Core Fund	Bloomberg Global Aggregate Bond Index	Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
10/31/2015	$10,000	$10,000	$10,000
10/31/2016	$10,968	$10,559	$11,475
10/31/2017	$11,665	$10,683	$12,458
10/31/2018	$11,235	$10,464	$11,857
10/31/2019	$12,742	$11,462	$12,848
10/31/2020	$13,186	$12,108	$12,731
10/31/2021	$14,216	$11,957	$13,501
10/31/2022	$11,283	$9,472	$10,690
10/31/2023	$12,516	$9,635	$12,003
10/31/2024	$15,637	$10,554	$15,020
10/31/2025	$17,726	$11,154	$17,039

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Emerging Markets Core FundFootnote Reference*	13.36%	6.10%	5.89%
Bloomberg Global Aggregate Bond Index	5.69%	(1.63%)	1.10%
Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index	13.44%	6.00%	5.47%
Footnote	Description
Footnote*	Effective June 20, 2016, the Fund changed its fiscal year end from November 30 to October 31.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$738,990,516
  Number of Investments456
  Portfolio Turnover45%
  Total Advisory Fees Paid$0

Annual Shareholder Report

Emerging Markets Core Fund

Fund Holdings

Top Countries (% of Net Assets)

Value	Value
Egypt	3.3%
Guatemala	3.3%
South Africa	3.3%
Dominican Republic	3.4%
Nigeria	3.5%
Mexico	8.1%
Colombia	8.1%
Brazil	10.4%
Argentina	11.1%
Turkey	11.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31409N887

Q453025-A (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $165,954

Fiscal year ended 2024 – $159,571

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,625 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $28,915 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $143,046

Fiscal year ended 2024 - $223,149

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
October 31, 2025

Emerging Markets Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2025
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—78.1%
		Banking—0.8%
$ 1,250,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	$ 1,255,094
500,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 6.000%, 3/18/2031	518,093
750,000		Corp Financiera de Desarrollo S.A., Sr. Unsecd. Note, 144A, 5.950%, 4/30/2029	779,025
1,000,000	[1]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, 3.200%, 9/24/2026	990,423
1,500,000		OTP Bank Nyrt, Sub., Series EMTN, 8.750%, 5/15/2033	1,614,948
1,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 9.000%, 10/12/2028	1,083,071
		TOTAL	6,240,654
		Chemicals & Plastics—0.6%
3,800,000		OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	3,210,824
1,500,000		OCP S.A., Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	1,408,793
		TOTAL	4,619,617
		Finance—1.2%
1,700,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	1,715,338
3,000,000	[1]	MAF Global Securities Ltd., Jr. Sub. Deb., 6.375%, 3/20/2026	3,009,767
3,600,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 8.250%, 2/14/2029	3,838,566
		TOTAL	8,563,671
		Financial Intermediaries—0.1%
400,000		CFAMC III Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	398,864
		Oil & Gas—11.4%
1,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 5/28/2045	768,222
1,500,000		Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 11/2/2051	1,104,788
5,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 6.875%, 4/29/2030	5,123,920
4,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	4,149,884
2,300,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	2,482,804
3,400,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	3,684,621
900,000		Edo Sukuk Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/21/2033	961,434
9,100,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.000%, 1/13/2035	8,975,797
1,500,000	[2,3]	Petroleos de Venezuela S.A., Unsecd. Note, REGS, 6.000%, 12/31/2099	335,250
1,500,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 4.750%, 6/19/2032	1,287,848
1,500,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	1,081,583
1,250,000		Petroleos Mexicanos, 6.500%, 6/2/2041	1,101,580
2,250,000		Petroleos Mexicanos, Co. Guarantee, 6.625%, 6/15/2035	2,160,991
3,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	3,081,267
1,500,000		Petroleos Mexicanos, Sr. Secd. Note, 10.000%, 2/7/2033	1,755,600
4,450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	4,355,664
6,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	6,632,437
4,700,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	4,698,909
5,300,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,393,611
3,875,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	3,194,279
7,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	6,353,868
2,900,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	3,131,324
3,350,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	3,359,410
3,150,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	2,527,128
200,000		Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	178,608
2,000,000		Qatar Petroleum, Sr. Unsecd. Note, REGS, 3.125%, 7/12/2041	1,564,970
800,000		Southern Gas Corridor CJSC, Sr. Unsecd. Note, REGS, 6.875%, 3/24/2026	808,772
985,000		YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	1,039,939
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$ 1,550,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	$ 1,596,147
2,250,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	2,315,988
	TOTAL	84,206,643
	Real Estate—0.2%
1,100,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	1,089,750
	Sovereign—60.9%
1,000,000	Abu Dhabi, Government of, Sr. Unsecd. Note, REGS, 3.000%, 9/15/2051	710,520
1,100,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	1,051,605
5,300,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	4,968,606
1,800,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	1,799,648
11,228,633	Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	7,033,616
10,548,701	Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	8,623,563
1,520,000	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	1,292,760
10,300,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	6,689,850
17,982,671	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	12,596,861
2,147,727	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	1,473,341
10,750,000	Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	7,885,125
1,600,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	1,040,000
8,200,000	Argentina, Government of, Unsecd. Note, 4.125%, 7/9/2035	5,695,146
4,500,000	Argentina, Government of, Unsecd. Note, 5.000%, 1/9/2038	3,150,270
640,000	Argentina, Government of, Unsecd. Note, Series 1A, 5.000%, 10/31/2027	628,794
1,200,000	Argentina, Government of, Unsecd. Note, Series 1B, 5.000%, 10/31/2027	1,158,000
2,400,000	Argentina, Government of, Unsecd. Note, Series 1C, 5.000%, 10/31/2027	2,303,640
4,360,000	Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	4,149,761
1,000,000	Argentina, Government of, Unsecd. Note, Series 4A, 3.000%, 10/31/2028	801,800
1,000,000	Armenia, Government of, Sr. Unsecd. Note, REGS, 3.950%, 9/26/2029	952,249
800,000	Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	747,087
1,500,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 8.950%, 10/15/2032	1,654,500
2,600,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	2,509,613
3,200,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	3,130,859
1,300,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	1,264,193
1,000,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,079,409
2,100,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 7.500%, 7/7/2037	2,314,153
2,500,000	Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,411,942
2,000,000	Banco Nacional de Comercio Exterior, Sub., REGS, 2.720%, 8/11/2031	1,959,259
400,000	Barbados, Government of, Sr. Unsecd. Note, 144A, 8.000%, 6/26/2035	416,000
EUR 1,300,000	Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,395,935
$ 600,000	Benin, Government of, Sr. Unsecd. Note, 144A, 7.960%, 2/13/2038	624,211
200,000	Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	213,198
500,000	Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	416,250
300,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	249,750
1,000,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	832,400
3,000,000	Brazil, Government of, Bond, 8.250%, 1/20/2034	3,511,200
5,000,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	4,320,500
5,500,000	Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	5,101,525
3,000,000	Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	2,257,500
3,000,000	Brazil, Government of, Sr. Unsecd. Note, 5.500%, 11/6/2030	3,061,950
4,450,000	Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	4,550,125
1,700,000	Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	1,731,450
4,000,000	Brazil, Government of, Sr. Unsecd. Note, 6.250%, 3/18/2031	4,206,000
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 3,925,000		Brazil, Government of, Sr. Unsecd. Note, 6.625%, 3/15/2035	$ 4,087,102
2,883,000		Brazil, Government of, Sr. Unsecd. Note, 7.125%, 5/13/2054	2,920,479
1,409,000		Brazil, Government of, Sr. Unsecd. Note, 7.250%, 1/12/2056	1,424,992
2,300,000		Colombia, Government of, 7.375%, 9/18/2037	2,396,945
1,500,000		Colombia, Government of, 8.375%, 11/7/2054	1,651,125
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	1,278,750
3,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	2,943,900
EUR 683,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 9/19/2032	770,180
$ 4,200,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	3,215,100
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 2/26/2044	1,246,500
700,000		Colombia, Government of, Sr. Unsecd. Note, 7.375%, 4/25/2030	749,245
2,013,000		Colombia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	2,133,679
3,900,000		Colombia, Government of, Sr. Unsecd. Note, 7.750%, 11/7/2036	4,154,514
4,000,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 4/20/2033	4,398,800
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	1,635,000
700,000		Colombia, Government of, Sr. Unsecd. Note, 8.500%, 4/25/2035	788,865
3,700,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	4,240,015
2,000,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	2,089,200
3,000,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	3,241,230
2,500,000		Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	2,793,750
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	976,000
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,536,182
850,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.300%, 1/21/2041	772,480
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/28/2035	498,975
2,800,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	2,856,420
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.950%, 3/15/2037	533,325
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.150%, 2/24/2055	538,925
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.450%, 4/30/2044	1,663,725
5,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	5,263,775
2,950,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	2,661,195
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	3,086,400
1,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	1,428,210
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	1,253,760
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	554,575
800,000	[4]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	624,000
2,440,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	1,659,200
3,215,543		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	2,929,360
5,419,453		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2035	4,145,882
1,300,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	1,392,867
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	569,045
$ 700,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	696,603
900,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	879,386
1,600,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,671,855
400,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	406,478
2,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.750%, 9/30/2051	2,601,143
2,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	2,079,941
1,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 2/16/2031	1,055,559
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	569,045
$ 1,600,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	1,621,717
3,800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/29/2032	3,858,671
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	$ 955,419
1,200,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	1,118,183
EGP 242,350,000	[4]	Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 4/14/2026	4,591,866
$ 1,000,000		El Salvador, Government of, 144A, 8.250%, 4/10/2032	1,071,544
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 0.250%, 4/17/2030	37,500
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.250%, 4/17/2030	1,631,250
650,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 11/21/2054	729,226
1,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	898,443
2,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	2,143,088
800,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 9.500%, 7/15/2052	880,528
1,100,000		Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	851,198
94,400	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/3/2026	91,568
223,564	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 1/3/2030	192,897
3,427,800		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	3,333,506
4,053,200		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	3,488,184
2,500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/3/2029	2,430,928
1,000,000		Guatemala, Government of, 144A, 7.050%, 10/4/2032	1,105,000
4,500,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.050%, 8/6/2031	4,698,000
600,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/1/2050	588,780
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.650%, 10/7/2041	2,625,000
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/13/2028	1,000,500
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	3,036,660
2,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 6.600%, 6/13/2036	2,154,000
1,250,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 7.050%, 10/4/2032	1,381,250
1,000,000		Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	1,012,500
1,500,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, 144A, 6.750%, 9/1/2030	1,562,223
1,200,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	1,285,800
2,200,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	2,145,000
800,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	776,482
1,900,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.075%, 4/1/2036	2,000,584
3,400,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	3,611,145
1,340,835		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	1,341,299
7,700,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	7,473,637
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	531,271
800,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 8.800%, 10/9/2038	781,022
2,000,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.500%, 3/5/2036	2,046,542
300,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	321,970
4,500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	4,499,874
800,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	731,582
1,700,000	[2,3]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	387,600
1,000,000	[2,3]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	227,650
700,000		Mongolia, Government of, Sr. Unsecd. Note, 144A, 6.625%, 2/25/2030	716,051
800,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/7/2027	769,377
1,650,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	1,594,086
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	2,075,596
1,100,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 9.625%, 6/9/2031	1,199,046
2,250,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.125%, 9/28/2028	2,208,454
700,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	703,779
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	995,091
1,750,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	1,554,614
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,100,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.375%, 3/24/2029	$ 1,141,270
3,150,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	3,302,029
800,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	801,739
NGN 6,000,000,000	[4]	Nigeria, Government of, Unsecd. Note, Series 169D, 0.000%, 11/11/2025	4,180,931
$ 1,600,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.500%, 3/8/2047	1,756,491
1,900,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	2,130,970
1,500,000		Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	1,730,864
4,900,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	4,893,811
2,300,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 6.000%, 4/8/2026	2,291,534
2,300,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.375%, 4/8/2031	2,269,369
700,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.950%, 1/31/2029	709,120
400,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	412,564
4,000,000		Paraguay, Government of, 144A, 5.400%, 3/30/2050	3,716,240
1,500,000		Paraguay, Government of, Sr. Unsecd. Note, 144A, 2.739%, 1/29/2033	1,326,990
2,000,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,883,000
1,000,000		Republic of Senegal via Ministry of Finance and Budget, Series 7Y, 7.750%, 6/10/2031	787,559
300,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.375%, 1/30/2034	308,212
EUR 3,300,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.750%, 7/11/2039	3,966,545
$ 500,000		Romania, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/27/2032	450,398
900,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	816,243
1,500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.450%, 2/2/2061	1,003,759
EUR 2,500,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	1,879,563
$ 4,500,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.250%, 5/23/2033	3,217,105
800,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	510,964
1,100,000		Serbia, Government of, Sr. Unsecd. Note, 144A, 6.500%, 9/26/2033	1,200,880
200,000		Serbia, Government of, Sr. Unsecd. Note, REGS, 2.125%, 12/1/2030	175,251
800,000		Sharjah Govt., Sr. Unsecd. Note, REGS, 4.000%, 7/28/2050	560,548
500,000		South Africa, Government of, 144A, 7.100%, 11/19/2036	537,731
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,798,725
2,500,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	1,958,303
1,300,000		South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	1,098,386
600,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	543,646
4,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.100%, 1/15/2030	3,765,000
4,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.350%, 3/15/2033	3,491,964
2,190,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	2,099,662
3,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 3.600%, 6/15/2035	2,321,940
2,200,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 3.600%, 5/15/2036	2,007,277
750,000		Trinidad and Tobago, Government of, REGS, 5.950%, 1/14/2031	743,250
750,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, REGS, 6.400%, 6/26/2034	739,687
5,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	3,807,252
2,400,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,365,423
4,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	3,413,667
7,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	7,135,076
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	2,498,245
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	1,779,827
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 9/20/2033	1,505,311
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 1/3/2035	2,473,411
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.750%, 5/30/2040	1,953,259
5,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.800%, 11/4/2036	4,971,500
3,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	3,549,457
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 4,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.950%, 9/16/2035	$ 4,558,173
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	3,205,435
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.125%, 7/13/2030	2,273,760
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 3/14/2029	1,120,347
5,500,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 1/19/2033	6,408,779
2,600,000		Turkey, Government of, Sr. Unsecd. Note, REGS, 5.125%, 6/22/2026	2,611,661
2,600,000		Turkey, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/24/2027	2,689,734
4,900,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	4,488,249
529,527	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	278,228
1,978,771	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	819,647
1,472,198	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2035	749,162
1,393,498	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	708,820
2,575,651	[2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.500%, 2/1/2035	1,428,715
1,028,864	[2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.500%, 2/1/2036	564,951
1,900,000	[2]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 4.500%, 2/1/2034	1,064,211
1,505,000	[2,3]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	1,274,928
800,000		United Arab Emirates, Government of, Sr. Unsecd. Note, REGS, 4.375%, 3/10/2051	592,358
500,000		United Arab Emirates, Government of, Sr. Unsecd. Note, Series EMTN, 4.226%, 3/14/2028	495,915
1,500,000		Uzbekistan, Government of, Sr. Unsecd. Note, REGS, 5.375%, 2/20/2029	1,511,245
1,000,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	272,600
800,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	226,080
399,711		Zambia, Government of, Sr. Unsecd. Note, REGS, 0.500%, 12/31/2053	278,606
1,484,857		Zambia, Government of, Unsecd. Note, REGS, 5.750%, 6/30/2033	1,425,323
		TOTAL	450,123,902
		State/Provincial—0.9%
216,926		Bono Gar Prov Del Chubut, Term Loan - 1st Lien, REGS, 7.750%, 7/26/2030	212,587
234,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	235,408
719,369		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	712,176
2,000,000		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 5.875%, 9/1/2037	1,275,000
4,408,320		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 6.625%, 9/1/2037	3,229,094
562,000		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 9.750%, 7/2/2032	577,399
100,701		Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.250%, 8/8/2028	94,418
269,231		Provincia De Mendoza, REGS, 5.750%, 3/19/2029	250,008
		TOTAL	6,586,090
		Telecommunications & Cellular—0.4%
300,000		Telecommunications co.Telekom Srbija Akcionarsko drustvo, Sr. Unsecd. Note, 144A, 7.000%, 10/28/2029	301,971
2,200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 7.375%, 5/20/2029	2,280,158
		TOTAL	2,582,129
		Transportation—0.2%
1,200,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	1,054,284
600,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	634,776
		TOTAL	1,689,060
		Utilities—1.4%
1,200,000		Eig Pearl Holdings S.a.r.l., Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	1,006,969
2,300,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	2,376,245
900,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	929,639
4,700,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	5,043,447
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	839,741
100,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	99,098
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Utilities—continued
$ 400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	$ 375,397
		TOTAL	10,670,536
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $504,686,109)	576,770,916
		CORPORATE BONDS—18.1%
		Air Transportation—0.4%
198,485	[2,3]	Azul Secured Finance LLP, Sec. Fac. Bond, 144A, 10.875%, 8/28/2030	13,045
1,000,000		Gol Finance, Secured Note, 144A, 14.375%, 6/6/2030	1,016,050
1,300,000		Latam Airlines Group S.A., 144A, 7.875%, 4/15/2030	1,346,020
550,000		Latam Airlines Group S.A., Sr. Secd. Note, 144A, 7.625%, 1/7/2031	566,995
		TOTAL	2,942,110
		Airport—0.4%
200,000		Aeropuertos Dominicanos Siglo XXI S.A., Sec. Fac. Bond, 144A, 7.000%, 6/30/2034	209,675
1,315,000		Delhi Intl. Airport Ltd., REGS, 6.450%, 6/4/2029	1,369,523
1,250,000		GMR Hyderabad International Airport Ltd., REGS, 4.250%, 10/27/2027	1,233,245
		TOTAL	2,812,443
		Automotive—0.3%
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	262,833
2,000,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	1,752,222
		TOTAL	2,015,055
		Banking—2.0%
600,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	590,419
2,000,000	[1]	Akbank T.A.S., 144A, 9.368%, 3/14/2029	2,083,618
2,300,000	[2,3,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	115,000
2,200,000		Banco Bradesco S.A., 144A, 6.500%, 1/22/2030	2,317,700
480,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2030	489,424
500,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 6.250%, 4/8/2029	518,822
1,000,000		Banco Continental SAECA, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	999,055
800,000		Banco Davivienda S.A., Jr. Sub. Note, 144A, 8.125%, 7/2/2035	827,170
500,000	[1]	Banco de Credito E Inversiones S.A., Jr. Sub. Deb., 144A, 8.750%, 2/8/2029	538,095
200,000	[1]	Banco General S.A., Jr. Sub. Note, 144A, 5.250%, 5/7/2031	189,720
500,000		Banco Industrial S.A., Sub., 144A, 4.875%, 1/29/2031	499,100
1,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	1,026,665
1,000,000		Bancolombia S.A., Sub., 8.625%, 12/24/2034	1,069,608
1,000,000		Mashreqbank PSC, Sub., 7.875%, 2/24/2033	1,055,511
1,900,000		Scotiabank Peru S.A., Sub., 144A, 6.100%, 10/1/2035	1,976,950
1,800,000	[1,2,3,5]	SovCo Capital Partners B.V., Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
500,000		Yapi ve Kredi Bankasi A.S., 144A, 7.125%, 10/10/2029	515,475
		TOTAL	14,902,332
		Beverage & Tobacco—0.1%
1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	980,808
		Building & Development—0.1%
700,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	705,590
		Building Materials—0.3%
500,000		Cemex S.A.B. de C.V., Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	507,724
2,000,000	[1]	Cemex S.A.B. de C.V., Sub., REGS, 5.125%, 6/8/2026	1,974,786
		TOTAL	2,482,510
		Chemicals & Plastics—1.8%
350,000		Braskem America Finance Co., REGS, 7.125%, 7/22/2041	143,489
1,000,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	650,986
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Chemicals & Plastics—continued
$ 600,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/13/2033	$ 244,359
900,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.000%, 10/15/2034	370,701
1,900,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/31/2030	765,871
2,550,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 5.875%, 1/31/2050	976,969
3,400,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	2,891,443
1,900,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	1,874,374
1,900,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,931,111
1,250,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.375%, 2/14/2031	1,245,673
2,100,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.500%, 10/6/2028	2,109,224
		TOTAL	13,204,200
		Finance—0.4%
EUR 1,500,000		BOI Finance B.V., Sr. Unsecd. Note, REGS, 7.500%, 2/16/2027	1,786,853
$ 3,110,000	[2,3]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	4,199
60,000	[2,3]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 9.500%, 2/7/2026	81
1,200,000		Digicel International Finance Ltd. / Difl US LLC, 144A, 8.625%, 8/1/2032	1,195,723
300,000		Inversiones Atlantida S.A., Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	295,666
		TOTAL	3,282,522
		Food Products—0.8%
1,500,000		Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	1,459,713
1,000,000		Grupo Nutresa S.A., Sr. Unsecd. Note, 144A, 8.000%, 5/12/2030	1,075,750
750,000		Grupo Nutresa S.A., Sr. Unsecd. Note, 144A, 9.000%, 5/12/2035	852,937
2,150,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.875%, 9/13/2033	2,353,838
		TOTAL	5,742,238
		Food Services—0.4%
1,000,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	1,003,611
2,000,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	1,806,978
		TOTAL	2,810,589
		Leisure & Entertainment—0.1%
800,000		Melco Resorts Finance Ltd., Sr. Unsecd. Note, REGS, 5.375%, 12/4/2029	791,424
		Metals & Mining—3.4%
1,000,000		Antofagasta PLC, 144A, 6.250%, 5/2/2034	1,077,782
500,000		Cia de Minas Buenaventura S.A., Sr. Unsecd. Note, 144A, 6.800%, 2/4/2032	521,250
1,250,000		CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	1,162,087
750,000		CSN Resources S.A., Sr. Unsecd. Note, REGS, 4.625%, 6/10/2031	586,702
300,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2034	311,789
2,350,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 8.000%, 3/1/2033	2,500,478
2,000,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, REGS, 8.625%, 6/1/2031	2,097,092
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	206,317
1,550,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 5.050%, 4/5/2032	1,512,910
2,500,000		Navoi Mining and Metallurgical Co., Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	2,604,897
1,045,660		Samarco Mineracao S.A., Sr. Secd. Note, REGS, 9.500%, 6/30/2031	1,046,301
3,844,821		Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	3,847,177
1,000,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.000%, 11/16/2026	990,421
2,000,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.500%, 11/16/2029	1,875,475
700,000		Vale Overseas Ltd., 6.125%, 6/12/2033	751,803
500,000		Vale Overseas Ltd., Sr. Unsecd. Note, 3.750%, 7/8/2030	483,574
300,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 9.475%, 7/24/2030	304,707
1,700,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 9.850%, 4/24/2033	1,720,550
700,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 10.875%, 9/17/2029	734,424
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—continued
$ 730,000		Volcan Compania Minera S.A.A., Sr. Secd. Note, 144A, 8.500%, 10/28/2032	$ 741,534
		TOTAL	25,077,270
		Oil & Gas—2.8%
442,098		Acu Petroleo Luxembourg S.a.r.l., Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	449,153
1,854,442		AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	1,875,713
400,000		AI Candelaria Spain SLU, Secured Note, REGS, 5.750%, 6/15/2033	363,308
1,335,366		Borr IHC Ltd. / Borr Finance LLC, Sec. Fac. Bond, REGS, 10.000%, 11/15/2028	1,341,881
300,000		Canacol Energy Ltd., Sr. Unsecd. Note, REGS, 5.750%, 11/24/2028	63,375
500,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 5.875%, 3/30/2031	483,849
200,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 8.500%, 9/30/2033	213,578
799,000		Gran Tierra Energy, Inc., 1st Priority Sr. Secd. Note, 144A, 9.500%, 10/15/2029	647,823
500,000		Greensaif Pipelines Bidc, Sec. Fac. Bond, 144A, 5.852%, 2/23/2036	527,258
800,000		Heritage Petrol Co. Ltd., REGS, 9.000%, 8/12/2029	822,400
1,350,000		Hunt Oil Co. of Peru, Sr. Secd. Note, 7.750%, 11/5/2038	1,499,324
1,368,313		MC Brazil Downstream Trading S.a.r.l., Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,127,422
750,000		Medco Cypress Tree Pte, 1st Priority Sr. Secd. Note, 144A, 8.625%, 5/19/2030	795,589
898,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	902,869
750,000		Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, 144A, 8.960%, 4/27/2029	788,636
878,784		MV24 Capital B.V., Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	871,246
275,000		Orazul Energy Egenor SCA, Sr. Unsecd. Note, 144A, 6.250%, 9/17/2032	279,698
675,090		Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	652,408
300,000		Pluspetrol S.A., Sr. Unsecd. Note, 144A, 8.500%, 5/30/2032	305,880
1,400,000		Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	1,450,031
800,000		Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 8.500%, 6/10/2033	823,278
700,000		Vivo Energy Investments B.V., Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	698,927
450,000		Yinson Bergenia Production B.V., Sec. Fac. Bond, 144A, 8.498%, 1/31/2045	472,864
2,648,943		Yinson Boronia Production, Sec. Fac. Bond, 144A, 8.947%, 7/31/2042	2,895,813
		TOTAL	20,352,323
		Other—0.0%
500,000	[2,3]	Ambipar Lux S.a.r.l., Sr. Unsecd. Note, REGS, 9.875%, 2/6/2031	114,405
		Paper Products—0.2%
800,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	723,603
1,000,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 7.000%, 4/3/2049	1,059,220
		TOTAL	1,782,823
		Pharmaceuticals—0.1%
500,000		Biocon Biologics Global, 144A, 6.670%, 10/9/2029	494,629
200,000		Teva Pharmaceutical Finance Co. LLC, Sr. Unsecd. Note, 6.150%, 2/1/2036	209,833
200,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, , 8.125%, 9/15/2031	229,499
		TOTAL	933,961
		Real Estate—0.0%
1,000,000	[2,3]	Country Garden Services Holdings Co. Ltd., 3.300%, 1/12/2031	95,600
224,808		Shimao Group Holdings Ltd., Sr. Unsecd. Note, 144A, 2.000%, 7/21/2032	7,306
337,212		Shimao Group Holdings Ltd., Sr. Unsecd. Note, 144A, 2.000%, 7/21/2033	9,822
337,212		Shimao Group Holdings Ltd., Sr. Unsecd. Note, 144A, 2.000%, 1/21/2034	8,135
7,489		Shimao Group Holdings Ltd., Sr. Unsecd. Note, 144A, 5.000%, 7/21/2031	281
		TOTAL	121,144
		Retailers—0.1%
800,000	[2,3]	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 12/31/2099	2,120
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	829,277
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Retailers—continued
$ 1,200,000	[2,3]	Sri Rejeki Isman Tbk PT, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	$ 42,012
		TOTAL	873,409
		Technology Services—0.2%
1,500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	1,308,099
		Telecommunications & Cellular—2.6%
1,200,000		Axian Telecom Holding & Management PLC, Sr. Unsecd. Note, 144A, 7.250%, 7/11/2030	1,212,993
750,000		Bharti Airtel Ltd., Sr. Unsecd. Note, 144A, 3.250%, 6/3/2031	705,868
1,500,000		Colombia Telecomunicaciones S.A. ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	1,349,610
2,050,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	1,938,275
1,100,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	1,148,885
1,600,000		IHS Holding Ltd., Sr. Unsecd. Note, REGS, 5.625%, 11/29/2026	1,591,372
824,970		IHS Netherlands Holdco B.V., Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	827,800
1,000,000		Liberty Costa Rica Senior Secured Finance, Sec. Fac. Bond, REGS, 10.875%, 1/15/2031	1,058,625
1,000,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	935,000
1,600,000		Telecom Argentina S.A., Sr. Unsecd. Note, 144A, 9.250%, 5/28/2033	1,630,680
650,000		Telecommunications Services of Trinidad & Tobago Ltd., Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	664,944
450,000		Telefonica Moviles Chile, Sr. Unsecd. Note, 144A, 3.537%, 11/18/2031	289,687
506,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	505,962
800,000		Total Play Telecom, Sec. Fac. Bond, 144A, 10.500%, 12/31/2028	782,612
3,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.450%, 1/24/2030	3,126,035
1,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.650%, 1/24/2032	1,048,716
		TOTAL	18,817,064
		Transportation—0.2%
300,000		Adani Ports and Special Economic Zone Ltd., Sr. Unsecd. Note, REGS, 3.828%, 2/2/2032	273,558
500,000		Avianca Midco 2 PLC, Sr. Secd. Note, REGS, 9.625%, 2/14/2030	496,552
500,000		Mersin Uluslararasi Liman Isletmeciligi A.s., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2028	522,352
500,000		Simpar Europe S.A., Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	385,717
		TOTAL	1,678,179
		Utilities—1.4%
500,000		AES Andes S.A., Sr. Unsecd. Note, 144A, 8.150%, 6/10/2055	523,700
500,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	502,980
994,911		Buffalo Energy Mexico Holdings, Term Loan - 1st Lien, REGS, 7.875%, 2/15/2039	1,076,225
775,750		Empresa Electrica Cochrane SpA, 144A, 5.500%, 5/14/2027	773,095
500,000		Energuate Trust, Sr. Unsecd. Note, 144A, 6.350%, 9/15/2035	502,188
300,000		Enfragen Energia Sur S.A., REGS, 5.375%, 12/30/2030	279,486
300,000		Fs Luxembourg S.a.r.l., Sr. Unsecd. Note, 144A, 8.875%, 2/12/2031	313,413
1,400,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	1,394,567
1,730,000		Greenko Dutch B.V., REGS, 3.850%, 3/29/2026	1,714,074
398,750		Greenko Power II Ltd., Sr. Unsecd. Note, 144A, 4.300%, 12/13/2028	382,242
651,459	[3,4,5]	Light S.A., Unsecd. Note, 0.000%, 8/31/2027	97,719
225,161		Light Serv Eletricidade, Term Loan - 1st Lien, 4.210%, 12/19/2032	128,342
175,575		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	184,152
950,000		Minejesa Capital B.V., Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	948,185
1,250,000		Termocandelaria Power S.A., Sr. Unsecd. Note, 144A, 7.750%, 9/17/2031	1,299,432
200,000		Zorlu Enerji Elektrik Uretim AS, Sr. Unsecd. Note, 144A, 11.000%, 4/23/2030	179,853
		TOTAL	10,299,653
		TOTAL CORPORATE BONDS (IDENTIFIED COST $136,400,195)	134,030,151
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		COMMON STOCKS—0.0%
		Consumer Products—0.0%
191,350	[3,5]	Atento Luxco 1 S.A.	$ 0
		Finance—0.0%
67,865	[3,5]	Unifin Financiera, S.A.B. de C.V.	7,898
		Real Estate—0.0%
253,779		Shimao Group Holdings Ltd.	9,106
		TOTAL COMMON STOCKS (IDENTIFIED COST $380,981)	17,004
		PURCHASED CALL OPTION—0.0%
1,370,000		Bank of New York EUR CALL/USD PUT (CALL-Option), Exercise Price $1.153, Notional Amount $1,589,200, Expiration Date 11/7/2025 (IDENTIFIED COST $4,918)	4,918
		PURCHASED PUT OPTION—0.0%
1,950,000		Morgan Stanley EUR PUT/USD CALL (PUT-Option), Exercise Price $1.143, Notional Amount $1,677,000, Expiration Date 11/14/2025 (IDENTIFIED COST $12,833)	2,639
		EXCHANGE-TRADED FUND—0.2%
35,193		iShares Emerging Markets Local Currency Bond ETF (IDENTIFIED COST $1,389,420)	1,456,990
		INVESTMENT COMPANY—2.2%
16,370,372		Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[6] (IDENTIFIED COST $16,370,372)	16,370,372
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $659,244,828)[7]	728,652,990
		OTHER ASSETS AND LIABILITIES - NET—1.4%[8]	10,337,526
		NET ASSETS—100%	$738,990,516
At October 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	70	$14,576,953	December 2025	$(14,454)
United States Treasury Notes 10-Year Long Futures	37	$4,168,860	December 2025	$24,213
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$9,759
At October 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/6/2025	Goldman Sachs Bank	450,000	CHF	$562,417	$(3,108)
11/6/2025	Morgan Stanley Capital	1,375,000	EUR	$1,602,483	$(17,411)
11/6/2025	Morgan Stanley Capital	571,662	EUR	$668,446	$(9,446)
11/6/2025	Morgan Stanley Capital	142,500,000	JPY	$978,238	$(53,480)
11/6/2025	BNP Paribas SA	71,250,000	JPY	$483,772	$(21,393)
11/19/2025	Citibank, N.A.	17,600,000	EGP	$349,970	$20,654
11/24/2025	Morgan Stanley Capital	1,986,432	CNY	$279,573	$21
11/24/2025	Citibank, N.A.	4,511,539,000	IDR	$276,714	$(5,473)
11/24/2025	Goldman Sachs Bank	23,842,955	INR	$272,482	$(4,171)
11/24/2025	State Street Bank & Trust Co.	381,922,610	KRW	$274,414	$(6,106)
11/24/2025	Morgan Stanley Capital	355,575	SGD	$278,654	$(5,047)
12/17/2025	Goldman Sachs Bank	1,097,404,877	CLP	$1,146,013	$18,468
Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
12/17/2025	UBS AG	363,227,507	CLP	$383,709	$1,720
12/17/2025	Morgan Stanley Capital	723,626,271	CLP	$754,437	$13,418
12/17/2025	Bank of New York	531,300	EUR	$626,447	$(12,550)
12/17/2025	Barclays Bank PLC	7,050,000	MXN	$377,562	$203
12/29/2025	Citibank, N.A.	17,000,000	EGP	$320,117	$32,152
2/4/2026	State Street Bank & Trust Co.	1,946,662	EUR	$2,265,292	$(10,106)
Contracts Sold:
11/6/2025	State Street Bank & Trust Co.	450,000	CHF	$562,976	$3,666
11/6/2025	State Street Bank & Trust Co.	1,375,000	EUR	$1,592,166	$7,094
11/6/2025	State Street Bank & Trust Co.	571,662	EUR	$661,949	$2,949
11/6/2025	State Street Bank & Trust Co.	71,250,000	JPY	$462,646	$267
11/6/2025	Bank of America, N.A.	71,250,000	JPY	$487,172	$24,793
11/6/2025	BNP Paribas SA	71,250,000	JPY	$492,167	$29,788
12/17/2025	Goldman Sachs Bank	1,821,031,148	CLP	$1,913,037	$(19,299)
12/17/2025	Bank of New York	1,201,600	EUR	$1,429,656	$41,253
12/17/2025	Morgan Stanley Capital	6,050,100	EUR	$7,122,794	$132,132
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$160,988
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2024	$34,279,318
Purchases at Cost	$310,171,791
Proceeds from Sales	$(328,080,737)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2025	$16,370,372
Shares Held as of 10/31/2025	16,370,372
Dividend Income	$719,652

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Issuer in default.
3	Non-income-producing security.
4	Zero coupon bond, reflects effective rate at time of purchase.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $648,103,095.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Annual Financial Statements and Additional Information

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$576,770,916	$—	$576,770,916
Corporate Bonds	—	133,727,432	302,719	134,030,151
Purchased Call Option	—	4,918	—	4,918
Purchased Put Option	—	2,639	—	2,639
Exchange-Traded Fund	1,456,990	—	—	1,456,990
Equity Securities:
Common Stocks
International	—	9,106	7,898	17,004
Investment Company	16,370,372	—	—	16,370,372
TOTAL SECURITIES	$17,827,362	$710,515,011	$310,617	$728,652,990
Other Financial Instruments:
Assets
Futures Contracts	$24,213	$—	$—	$24,213
Foreign Exchange Contracts	—	328,578	—	328,578
Liabilities
Futures Contracts	(14,454)	—	—	(14,454)
Foreign Exchange Contracts	—	(167,590)	—	(167,590)
TOTAL OTHER FINANCIAL INSTRUMENTS	$9,759	$160,988	$—	$170,747

The following acronym(s) are used throughout this portfolio:
CHF	—Swiss Franc
CJSC	—Closed Joint Stock Company
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—Korean Won
LLP	—Limited Liability Partnership
MXN	—Mexican Peso
NGN	—Nigerian Naira
SGD	—Singapore Dollar
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.77	$7.58	$7.37	$9.93	$9.78
Income From Investment Operations:
Net investment income (loss)[1]	0.78	0.76	0.67	0.61	0.62
Net realized and unrealized gain (loss)	0.33	1.08	0.14	(2.60)	0.15
TOTAL FROM INVESTMENT OPERATIONS	1.11	1.84	0.81	(1.99)	0.77
Less Distributions:
Distributions from net investment income	(0.76)	(0.65)	(0.60)	(0.57)	(0.62)
Net Asset Value, End of Period	$9.12	$8.77	$7.58	$7.37	$9.93
Total Return[2]	13.36%	24.93%	10.93%	(20.63)%	7.82%
Ratios to Average Net Assets:
Net expenses[3]	0.06%	0.05%	0.05%	0.06%	0.05%
Net investment income	8.88%	9.04%	8.51%	6.97%	6.07%
Expense waiver/reimbursement[4]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$738,991	$873,961	$539,779	$716,217	$1,150,585
Portfolio turnover[5]	45%	62%	107%	64%	54%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investment in securities, at value including $16,370,372 of investments in affiliated holdings* (identified cost $659,244,828, including $16,370,372 of identified cost in affiliated holdings)	$728,652,990
Cash	517,117
Cash denominated in foreign currencies (identified cost $4,648,699)	4,662,166
Due from broker (Note 2)	153,375
Income receivable	11,187,807
Income receivable from affiliated holdings	67,608
Receivable for investments sold	1,410,418
Unrealized appreciation on foreign exchange contracts	328,578
Total Assets	746,980,059
Liabilities:
Payable for investments purchased	6,634,240
Unrealized depreciation on foreign exchange contracts	167,590
Payable for variation margin on futures contracts	1,132
Income distribution payable	1,029,265
Accrued expenses (Note 5)	157,316
Total Liabilities	7,989,543
Net assets for 81,045,105 shares outstanding	$738,990,516
Net Assets Consist of:
Paid-in capital	$796,068,357
Total distributable earnings (loss)	(57,077,841)
Net Assets	$738,990,516
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$738,990,516 ÷ 81,045,105 shares outstanding, no par value, unlimited shares authorized	$9.12

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended October 31, 2025

Investment Income:
Interest	$65,356,775
Dividends (including $719,652 received from affiliated holdings*)	672,881
TOTAL INCOME	66,029,656
Expenses:
Administrative fee (Note 5)	7,935
Custodian fees	116,420
Transfer agent fees	43,288
Directors’/Trustees’ fees (Note 5)	5,933
Auditing fees	43,901
Legal fees	13,768
Portfolio accounting fees	153,959
Share registration costs	1,260
Printing and postage	31,068
Commitment fee	5,753
Miscellaneous (Note 5)	16,040
TOTAL EXPENSES	439,325
Net investment income	65,590,331
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including foreign taxes withheld of $(103,207))	13,983,335
Net realized loss on foreign currency transactions	(892,250)
Net realized loss on foreign exchange contracts	(51,726)
Net realized gain on futures contracts	322,054
Net realized gain on written options	17,837
Net realized loss on swap contracts	(124,020)
Net change in unrealized appreciation of investments	14,136,333
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	334,303
Net change in unrealized appreciation of foreign exchange contracts	1,255
Net change in unrealized depreciation of futures contracts	47,644
Net change in unrealized appreciation of swap contracts	(16,460)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	27,758,305
Change in net assets resulting from operations	$93,348,636

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended October 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$65,590,331	$82,473,582
Net realized gain (loss)	13,255,230	(410,619)
Net change in unrealized appreciation/depreciation	14,503,075	104,810,308
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	93,348,636	186,873,271
Distributions to Shareholders	(65,410,768)	(69,966,332)
Share Transactions:
Proceeds from sale of shares	103,554,000	461,053,785
Net asset value of shares issued to shareholders in payment of distributions declared	56,004,253	60,907,477
Cost of shares redeemed	(322,466,719)	(304,686,040)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(162,908,466)	217,275,222
Change in net assets	(134,970,598)	334,182,161
Net Assets:
Beginning of period	873,961,114	539,778,953
End of period	$738,990,516	$873,961,114
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
October 31, 2025
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Emerging Markets Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
The primary investment objective of the Fund is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Financial Statements and Additional Information

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage country, duration, security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At October 31, 2025, the Fund had no outstanding swap contracts.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $1,615,385. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage security risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $13,067,026 and $1,685,946, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $172,147 and $214,756, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums received/paid for writing/purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments. At October 31, 2025, the Fund had no outstanding written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $1,102 and $2,423, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written call options held by the Fund throughout the period was $6,543. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$(9,759)*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	328,578	Unrealized depreciation on foreign exchange contracts	167,590
Foreign exchange contracts	Purchased options, within Investment in securities, at value	7,557		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$336,135		$157,831

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$322,054	$—	$—	$—	$322,054
Foreign exchange contracts	—	—	(51,726)	(96,019)	17,837	(129,908)
Credit contracts	(124,020)	—	—	—	—	(124,020)
TOTAL	$(124,020)	$322,054	$(51,726)	$(96,019)	$17,837	$68,126

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$—	$47,644	$—	$—	$47,644
Foreign exchange contracts	—	—	1,255	(10,194)	(8,939)
Credit contracts	(16,460)	—	—	—	(16,460)
TOTAL	$(16,460)	$47,644	$1,255	$(10,194)	$22,245

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of October 31, 2025, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$328,578	$(157,244)	$—	$171,334

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$167,590	$(157,244)	$—	$10,346
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 10/31/2025	Year Ended 10/31/2024
Shares sold	12,069,068	57,315,371
Shares issued to shareholders in payment of distributions declared	6,354,400	7,243,003
Shares redeemed	(36,998,609)	(36,177,561)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(18,575,141)	28,380,813
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$65,410,768	$69,966,332
As of October 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$8,381,692
Net unrealized appreciation	$80,592,181
Capital loss carryforwards	$(146,053,238)
Other temporary differences	$1,524
TOTAL	$(57,077,841)
At October 31, 2025, the cost of investments for federal tax purposes was $648,103,095. The net unrealized appreciation of investments for federal tax purposes was $80,592,181. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $92,276,766 and unrealized depreciation from investments for those securities having an excess of cost over value of $11,684,585. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, marked to market of foreign exchange contracts and futures contracts, discount accretion/premium amortization on debt securities and interest accrual on defaulted bonds.
Annual Financial Statements and Additional Information

As of October 31, 2025, the Fund had a capital loss carryforward of $146,053,238 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$35,934,861	$110,118,377	$146,053,238
The Fund used capital loss carryforwards of $12,729,471 to offset capital gains realized during the year ended October 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2025, the Sub-Adviser earned a fee of $1,448,676.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2025, were as follows:
Purchases	$317,227,113
Sales	$478,293,807
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2025, the Fund had no outstanding loans. During the year ended October 31, 2025, the Fund did not utilize the LOC.
Annual Financial Statements and Additional Information

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2025, there were no outstanding loans. During the year ended October 31, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2025, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF SHAREHOLDERS OF EMERGING MARKETS CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Emerging Markets Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2025
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Core Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	1,013,322,432.510	0.000	0	N/A
John B. Fisher	1,013,322,432.510	0.000	0	N/A
John G. Carson	1,013,322,432.510	0.000	0	N/A
G. Thomas Hough	966,480,352.584	46,842,079.926	0	N/A
Karen L. Larrimer	1,013,322,432.510	0.000	0	N/A
Max F. Miller	1,013,322,432.510	0.000	0	N/A
Frank J. Nasta	1,013,322,432.510	0.000	0	N/A
Thomas M. O’Neill	966,480,352.584	46,842,079.926	0	N/A
Madelyn A. Reilly	1,013,322,432.510	0.000	0	N/A
John S. Walsh	966,480,352.584	46,842,079.926	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contracts–May 2025
EMERGING MARKETS CORE FUND (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”) advised by the Advisers or their affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Advisers do not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and
Annual Financial Statements and Additional Information

their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Advisers do not charge an investment advisory fee to this Fund for their services. Because the Advisers do not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Advisers do not charge an investment advisory fee to the Fund and noted, therefore, that the Advisers do not profit from providing advisory services to the Fund under the Contracts.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. . The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s observations, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
Annual Financial Statements and Additional Information

The Board noted that an affiliate of the Advisers is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Emerging Markets Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N887
Q453025 (12/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Emerging Markets Core Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Emerging Markets Core Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Emerging Markets Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Emerging Markets Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Core Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Fisher
John B. Fisher, President - Principal Executive Officer

Date:  December 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2025